UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (92.6%)

AZ Board of Regents Syst. VRDN (AZ State U.), Ser. B, 0.62%, 7/1/34	A-1+	$485,000	$485,000

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5.00%, 7/1/21	A2	500,000	509,880

AZ School Fac. Board COP, U.S. Govt. Coll., 5.75%, 9/1/22 (Prerefunded 9/1/18)	Aa3	1,000,000	1,071,060

AZ State COP, Ser. A, AGM, 5.00%, 10/1/29	AA	500,000	544,745

AZ State Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5.50%, 1/1/38 (Prerefunded 1/1/18)	AA-	1,250,000	1,298,463
(Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	570,110

AZ State Hlth. Fac. Auth. VRDN (Catholic West), Ser. B, 0.64%, 7/1/35	VMIG1	500,000	500,000

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5.125%, 1/1/30	A-	750,000	815,618

AZ State School Facs. Board COP, Ser. A, 5.00%, 9/1/23	Aa3	125,000	146,651

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	536,140

AZ State Trans. Board Hwy. Rev. Bonds, 5.00%, 7/1/32	AAA	885,000	1,020,113

AZ State U. Nanotechnology Research, LLC Lease Rev. Bonds (AZ State U. Research Park Lease), Ser. A, AGC, 5.00%, 3/1/34	AA	500,000	529,590

Casa Grande, G.O. Bonds, Ser. B, 4.00%, 8/1/27	AA-	250,000	274,230

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), 7.25%, 12/1/19 (escrow)(F)	D/P	150,000	448

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/36	AA+	640,000	725,325

Chandler, Excise Tax Rev. Bonds, 5.00%, 7/1/27	AAA	100,000	123,346

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	278,873

Flagstaff, G.O. Bonds
Ser. B, 5.00%, 7/1/21	Aa2	200,000	228,590
4.00%, 7/1/27	Aa2	100,000	110,915

Gilbert, Pub. Facs. Rev. Bonds
5.00%, 7/1/20	Aa1	250,000	280,288
5.00%, 7/1/18	Aa1	500,000	527,195

Gilbert, Wtr. Resource Muni. Property Corp. Util. Syst. Rev. Bonds, 5.00%, 7/1/27	AAA	150,000	183,117

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5.125%, 5/15/40	A	1,000,000	1,091,820
(John C. Lincoln Hlth. Network), 5.00%, 12/1/42 (Prerefunded 12/1/17)	AAA/P	500,000	515,435

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	500,000	537,345

Glendale, Wtr. & Swr. Rev. Bonds, 5.00%, 7/1/21	AA	500,000	574,185

Goodyear Cmnty., Fac. Utils. G.O. Bonds (Dist. No. 1), 4.00%, 7/15/21	A1	150,000	163,467

Goodyear, Wtr. & Swr. Rev. Bonds, AGM
5.50%, 7/1/41	AA	500,000	570,185
5.00%, 7/1/35	AA	200,000	229,000

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	279,558

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.80%, 7/1/40	Aaa	30,000	30,103

Maricopa Cnty., G.O. Bonds
(Dist. No. 28 Kyrene Elementary School Impt.), Ser. C-10, 5.00%, 7/1/34	Aa1	250,000	283,245
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, U.S. Govt. Coll., 5.00%, 7/1/27 (Prerefunded 7/1/18)	A1	1,000,000	1,053,710
(Unified School Dist. No. 89 Dysart), 5.00%, 7/1/25	A+	500,000	592,395
(Unified School Dist. No. 95 Queen Creek), 5.00%, 7/1/25	Aa3	200,000	238,036
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, AGM, 4.00%, 7/1/33	AA	150,000	158,490
(Dist. No. 28 Kyrene Elementary School Impt.), Ser. D-10, 4.00%, 7/1/30	Aa1	200,000	214,476
(Unified School Dist. No. 89 Dysart), BAM, 4.00%, 7/1/27	AA	550,000	613,399

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds (Banner Hlth. Oblig. Group), Ser. A, 5.00%, 1/1/35	AA-	500,000	563,220

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	266,883
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BBB-	350,000	367,546

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	819,675

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3.375%, 12/1/31	A-2	250,000	261,380

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	1,050,000	1,150,128
(Southern CA Edl. Co.), Ser. A, 5.00%, 6/1/35	Aa3	650,000	710,301

Maricopa Cnty., Regl. Pub. Trans. Auth. Fund Rev. Bonds (Trans. Excise Tax), 5.25%, 7/1/24	AA+	435,000	526,946

McAllister, Academic Village Rev. Bonds (AZ State U.), 5.00%, 7/1/33	AA-	250,000	283,015

Mesa, St. & Hwy. Rev. Bonds, 5.00%, 7/1/21	AA	500,000	571,700

Mesa, Util. Syst. Rev. Bonds, 5.00%, 7/1/35	Aa2	750,000	841,493

Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	500,391
5.00%, 6/1/34	A1	250,000	279,565

Peoria, Dev. Auth. Inc. Rev. Bonds, 5.00%, 7/1/23	AA+	500,000	582,030

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.80%, 12/1/39	AAA/P	15,000	15,091

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	500,000	542,830

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,293,130

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds
5.50%, 7/1/24	AAA	500,000	529,665
5.00%, 7/1/29	AA+	500,000	579,575

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/39 (Prerefunded 7/1/19)	AAA	500,000	544,930

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32	BB+/F	250,000	272,040
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	160,527
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	175,000	185,675
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	260,000	259,496

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	101,357
Ser. A, 5.00%, 7/1/35	BB	150,000	152,036

Pima Cnty., G.O. Bonds
U.S. Govt. Coll., 5.00%, 7/1/26 (Prerefunded 7/1/21)	AA-	490,000	561,153
(Unified School Dist. No. 6), MAC, 4.00%, 7/1/28	AA	200,000	216,784

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	523,600

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5.00%, 6/1/23	AA+	195,000	229,049

Pima Cnty., Swr. Rev. Bonds, Ser. B, 5.00%, 7/1/26 (Prerefunded 7/1/21)	AA	500,000	573,735

Pima Cnty., Swr. Syst, Rev. Bonds, 5.00%, 7/1/26	AA	250,000	302,400

Pinal Cnty., Elec. Rev. Bonds
(Dist. No. 3), 5.25%, 7/1/36 (Prerefunded 7/1/21)	A	350,000	406,868
5.00%, 7/1/35	A	350,000	393,831

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/31	AA	500,000	583,685

Salt River, Rev. Bonds (Agricultural Impt. & Pwr. Dist. Elec. Syst.), Ser. A, 5.00%, 12/1/45	Aa1	500,000	565,515

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	150,000	179,939
5.00%, 12/1/37	Baa1	500,000	570,005

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5.00%, 6/1/25	AA	200,000	232,360

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4.00%, 7/15/24	AA	250,000	269,320

Tempe, Rev. Bonds (Excise Tax), 5.00%, 7/1/31	AAA	250,000	293,298

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.25%, 12/1/42	BB-/P	250,000	260,780

U. Med. Ctr. Corp. Hosp. Rev. Bonds, FHL Banks Coll., FHLMC Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 7/1/20 (Escrowed to Maturity)	AAA/P	250,000	278,900

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll.
6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	561,505
6.25%, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	558,640

U. of AZ Board of Regents Syst. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 7/1/41	AA	200,000	225,038
5.00%, 6/1/37	Aa2	1,225,000	1,403,352
5.00%, 6/1/33	Aa2	500,000	580,625

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 5.00%, 7/15/26	A1	250,000	279,405

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.)
Ser. A, 5.25%, 8/1/33	Baa1	100,000	108,474
5.00%, 8/1/34	Baa1	300,000	321,138

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	269,065

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A-	400,000	450,620

			41,464,255
Guam (1.9%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	A-	250,000	282,150

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	250,000	280,470

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	150,000	160,070

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	100,000	105,702

			828,392
Nevada (0.4%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.70%, 6/1/42	VMIG1	180,000	180,000

			180,000
New York (1.3%)

NY State Dorm. Auth. Rev. Bonds, Ser. 15B-B, 5.00%, 3/15/35	AAA	500,000	575,195

			575,195
Puerto Rico (0.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	100,000	100,453

			100,453
Texas (0.6%)

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	250,000	284,978

			284,978
Virgin Islands (0.8%)

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5.00%, 5/15/31	A3	335,000	335,590

			335,590
TOTAL INVESTMENTS

Total investments (cost $41,583,148)(b)			$43,768,863

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $44,756,971.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $41,574,326, resulting in gross unrealized appreciation and depreciation of $2,635,940 and $441,403, respectively, or net unrealized appreciation of $2,194,537.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.5%
	Utilities	17.7
	Prerefunded	17.2
	Tax bonds	13.4
	Local debt	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$43,768,415	$448

Totals by level	$—	$43,768,415	$448

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017